CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income	$ (435,449)
Adjustments to reconcile net income to net cash used in operating activities
Net cash used in operating activities	(664,178)
Cash flows from investing activities:
Net cash used in investing activities	84,983
Cash flows from financing activities:
Cash at beginning of period	1,100,031
Cash at end of period	520,836
Southland Holding Llc [Member]
Cash flows from operating activities:
Net income	6,355,000	$ 15,938,000
Adjustments to reconcile net income to net cash used in operating activities
Depreciation and amortization	23,640,000	23,576,000
Deferred taxes	(92,000)	5,000
Gain on sale of assets	(1,208,000)	(4,029,000)
Foreign currency remeasurement loss (gain)	191,000	(257,000)
Gain on trading securities, net	(357,000)	(692,000)
(Increase) decrease in accounts receivable	(50,631,000)	8,308,000
Increase (decrease) in contract assets	(6,625,000)	4,552,000
(Decrease) increase in prepaid expenses and other current assets	(3,502,000)	2,692,000
Increase in ROU assets	2,347,000	1,204,000
Increase (decrease) in accounts payable and accrued expenses	(30,934,000)	22,578,000
Decrease in contract liabilities	(13,899,000)	(105,876,000)
Increase in operating lease liabilities	(2,298,000)	(1,237,000)
Other	(4,902,000)	18,000
Net cash used in operating activities	(81,915,000)	(33,220,000)
Cash flows from investing activities:
Purchase of fixed assets	(2,679,000)	(13,501,000)
Proceeds from sale of fixed assets	2,726,000	9,497,000
Loss on investment in limited liability company	335,000	248,000
Proceeds from the sale of trading securities	814,000
Purchase of interest of other investments		(150,000)
Capital contribution to investees	(1,000,000)
Net cash used in investing activities	196,000	(3,906,000)
Cash flows from financing activities:
Borrowings on line of credit	55,000,000	31,000,000
Payments on line of credit		(7,000,000)
Borrowings on notes payable	695,000	9,265,000
Payments on notes payable	(21,294,000)	(28,492,000)
Payments of deferred financing costs		118,000
Advances to related parties	(404,000)	(421,000)
Payments from related parties	7,000	1,250,000
Payments on capital lease	(3,430,000)	(2,499,000)
Capital contributions from noncontrolling members		926,000
Distributions	(1,556,000)	(533,000)
Preferred stock dividends		(64,000)
Net cash provided by (used in) financing activities	29,018,000	3,550,000
Effect of exchange rate on cash	945,000	540,000
Net (decrease) increase in cash and cash equivalents and restricted cash	(51,756,000)	(33,036,000)
Cash at beginning of period	111,242,000	180,396,000
Cash at end of period	59,486,000	147,360,000
Supplemental cash flow information
Cash paid for income taxes	4,127,000	12,684,000
Cash paid for interest	4,106,000	3,918,000
Non-cash investing and financing activities:
Lease assets obtained in exchange for new leases	$ 6,771,000	$ 8,089,000